Other Income and Expenses	12 Months Ended
Dec. 31, 2017
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Other Income and Expenses

Note 18. Other Income and Expenses

	2017		2016		2015
Other income:
Gain on sale of long-lived assets	Ps.	322	Ps.	324	Ps.	233
Cancellation of contingencies		268		329		255
Tax Recovery from previous year		597		603		20
Philippines consolidation impact (Note 4)		2,996		—		—
Other		188		25		112

	Ps.	4,371	Ps.	1,281	Ps.	620

Other expenses:
Provisions for contingencies	Ps.	943	Ps.	819	Ps.	334
Loss on the retirement of long-lived assets		174		321		332
Loss on sale of long-lived assets		368		358		16
Non-income taxes from Colombia		—		48		55
Severance payments		302		13		285
Donations		83		54		221
Foreign exchange losses related to operating activities		2,646		2,799		871
Venezuela impact (Note 3.3)		28,176		—		—
Other		340		681		254
		Ps.33,032	Ps.	5,093	Ps.	2,368